Borrowings (Current) (Details) - Schedule of Borrowings (Current) (Parentheticals)	Sep. 30, 2023	Mar. 31, 2023
Schedule of Borrowings (Current) [Abstract]
Senior secured promissory note		7.00%
Senior Convertible Notes	0.00%	0.00%